UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2017

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/16 (Unaudited)

COMMON STOCKS (85.6%)(a)
	Shares	Value

Aerospace and defense (0.5%)

Vectrus, Inc.(NON)	67,800	$1,722,798

		1,722,798
Air freight and logistics (0.8%)

Atlas Air Worldwide Holdings, Inc.(NON)	24,900	1,091,616

Park-Ohio Holdings Corp.	58,549	1,788,672

		2,880,288
Airlines (0.6%)

SkyWest, Inc.	94,900	2,239,640

		2,239,640
Auto components (1.4%)

Goodyear Tire & Rubber Co. (The)	85,700	2,397,029

Stoneridge, Inc.(NON)	175,440	2,878,970

		5,275,999
Banks (14.3%)

Banc of California, Inc.	112,558	2,257,913

BNC Bancorp	78,900	1,880,976

Chemical Financial Corp.	71,651	2,823,049

First Busey Corp.	111,700	2,478,623

First Connecticut Bancorp, Inc.	66,100	1,072,142

First Financial Bancorp	115,200	2,277,504

First Merchants Corp.	96,800	2,508,088

Franklin Financial Network, Inc.(NON)	67,183	2,082,673

Fulton Financial Corp.	103,000	1,467,750

Great Western Bancorp, Inc.	64,300	2,187,486

Hanmi Financial Corp.	105,300	2,563,002

IBERIABANK Corp.	29,400	1,822,800

Lakeland Financial Corp.	37,500	1,840,125

OFG Bancorp (Puerto Rico)	97,983	895,565

Old National Bancorp	176,600	2,324,056

Pacific Premier Bancorp, Inc.(NON)	114,700	2,867,500

Popular, Inc. (Puerto Rico)	50,320	1,577,029

ServisFirst Bancshares, Inc.(S)	32,794	1,706,600

Southside Bancshares, Inc.	68,423	2,017,802

Sterling Bancorp	106,800	1,757,928

Tristate Capital Holdings, Inc.(NON)	175,974	2,287,662

Washington Trust Bancorp, Inc.	55,100	2,111,432

WesBanco, Inc.	57,400	1,874,684

Western Alliance Bancorp(NON)	44,300	1,670,110

Wintrust Financial Corp.	47,800	2,546,306

Yadkin Financial Corp.	55,064	1,457,544

		52,356,349
Beverages (0.5%)

Cott Corp. (Canada)	118,910	1,721,817

		1,721,817
Biotechnology (0.9%)

Eagle Pharmaceuticals, Inc.(NON)	30,800	1,463,924

Emergent BioSolutions, Inc.(NON)	45,321	1,988,685

		3,452,609
Building products (1.5%)

Continental Building Products, Inc.(NON)	88,143	2,019,356

NCI Building Systems, Inc.(NON)	85,491	1,376,405

Ply Gen Holdings, Inc.(NON)	142,600	2,144,704

		5,540,465
Capital markets (0.6%)

OM Asset Management PLC (United Kingdom)	134,103	2,035,684

		2,035,684
Chemicals (3.5%)

American Vanguard Corp.(NON)	161,900	2,120,890

Ferro Corp.(NON)	146,200	2,021,946

Innophos Holdings, Inc.	33,709	1,292,403

Kraton Performance Polymers, Inc.(NON)	69,100	1,878,829

LSB Industries, Inc.(NON)(S)	100,800	1,325,520

Minerals Technologies, Inc.	35,997	2,073,427

Orion Engineered Carbons SA (Luxembourg)	131,065	2,080,002

		12,793,017
Commercial services and supplies (1.2%)

ACCO Brands Corp.(NON)	75,925	754,695

Deluxe Corp.	34,300	2,233,959

Ennis, Inc.	78,921	1,441,097

		4,429,751
Construction and engineering (2.2%)

Dycom Industries, Inc.(NON)(S)	29,300	2,487,277

Granite Construction, Inc.	57,800	2,481,354

MasTec, Inc.(NON)	102,700	2,362,100

Orion Marine Group, Inc.(NON)	138,700	647,729

		7,978,460
Consumer finance (0.7%)

Encore Capital Group, Inc.(NON)(S)	91,340	2,456,133

		2,456,133
Electric utilities (3.3%)

ALLETE, Inc.	40,900	2,361,566

El Paso Electric Co.	27,700	1,237,082

IDACORP, Inc.	54,400	3,982,624

PNM Resources, Inc.	70,500	2,315,220

Portland General Electric Co.	51,100	2,104,298

		12,000,790
Electrical equipment (0.6%)

General Cable Corp.	150,600	2,057,196

		2,057,196
Electronic equipment, instruments, and components (1.5%)

Orbotech, Ltd. (Israel)(NON)	108,800	3,034,432

Sanmina Corp.(NON)	96,700	2,590,593

		5,625,025
Energy equipment and services (1.5%)

Core Laboratories NV(S)	8,800	1,067,000

Independence Contract Drilling, Inc.(NON)	105,536	422,144

Matrix Service Co.(NON)	123,600	2,048,052

Patterson-UTI Energy, Inc.	113,100	2,104,791

		5,641,987
Food and staples retail (0.6%)

SpartanNash Co.	72,390	2,150,707

		2,150,707
Food products (0.2%)

Sanderson Farms, Inc.(S)	10,100	906,071

		906,071
Gas utilities (0.7%)

Southwest Gas Corp.	36,300	2,520,309

		2,520,309
Health-care providers and services (0.5%)

Ensign Group, Inc. (The)	99,771	1,980,454

		1,980,454
Hotels, restaurants, and leisure (1.5%)

ClubCorp Holdings, Inc.	158,200	1,909,474

Del Taco Restaurants, Inc.(NON)(S)	198,803	1,856,820

Marriott Vacations Worldwide Corp.	26,800	1,624,080

		5,390,374
Household durables (1.0%)

Century Communities, Inc.(NON)	129,300	2,341,623

WCI Communities, Inc.(NON)	76,345	1,313,897

		3,655,520
Independent power and renewable electricity producers (0.4%)

Dynegy, Inc.(NON)	76,700	1,445,028

		1,445,028
Insurance (6.8%)

Allied World Assurance Co. Holdings AG	34,300	1,271,844

American Financial Group, Inc.	29,632	2,171,433

AMERISAFE, Inc.	40,800	2,477,784

Employers Holdings, Inc.	78,600	2,346,210

Endurance Specialty Holdings, Ltd.	37,000	2,513,040

Hanover Insurance Group, Inc. (The)	34,400	2,981,792

Maiden Holdings, Ltd. (Bermuda)	149,700	1,964,064

National General Holdings Corp.	94,500	1,958,985

Reinsurance Group of America, Inc.	26,519	2,629,094

RenaissanceRe Holdings, Ltd.	17,200	1,986,772

Validus Holdings, Ltd.	55,513	2,702,928

		25,003,946
Internet and catalog retail (0.4%)

FTD Cos., Inc.(NON)	52,200	1,421,928

		1,421,928
Internet software and services (2.6%)

Everyday Health, Inc.(NON)	334,800	2,253,204

GTT Communications, Inc.(NON)	147,400	2,762,276

j2 Global, Inc.	34,000	2,276,980

Web.com Group, Inc.(NON)	131,100	2,224,767

		9,517,227
IT Services (1.6%)

Convergys Corp.	104,300	2,940,217

Everi Holdings, Inc.(NON)	309,400	442,442

Perficient, Inc.(NON)	115,000	2,409,250

		5,791,909
Leisure products (0.7%)

Vista Outdoor, Inc.(NON)	50,300	2,524,054

		2,524,054
Machinery (1.7%)

Briggs & Stratton Corp.	126,100	2,814,552

EnPro Industries, Inc.	36,000	1,820,520

Harsco Corp.	225,500	1,483,790

		6,118,862
Media (1.5%)

Live Nation Entertainment, Inc.(NON)	75,400	1,820,910

Madison Square Garden Co. (The) Class A(NON)	9,466	1,585,839

MDC Partners, Inc. Class A	117,050	2,099,877

		5,506,626
Metals and mining (0.4%)

Ferroglobe PLC (United Kingdom)	179,095	1,633,346

		1,633,346
Multi-utilities (1.4%)

Avista Corp.	100,200	4,030,044

Unitil Corp.	30,100	1,192,562

		5,222,606
Oil, gas, and consumable fuels (3.9%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	303,715	2,022,742

Callon Petroleum Co.(NON)	166,084	1,891,697

Energen Corp.	62,000	2,952,440

Gulfport Energy Corp.(NON)	39,200	1,205,008

Memorial Resource Development Corp.(NON)	88,800	1,403,040

PBF Energy, Inc. Class A	67,200	1,772,064

Ring Energy, Inc.(NON)	117,709	952,266

Scorpio Tankers, Inc.	377,435	2,219,318

		14,418,575
Personal products (0.5%)

Edgewell Personal Care Co.	21,300	1,691,859

		1,691,859
Pharmaceuticals (0.7%)

Aralez Pharmaceuticals, Inc. (Canada)(NON)	70,600	282,400

Lannett Co., Inc.(NON)(S)	95,200	2,321,928

		2,604,328
Professional services (0.9%)

Heidrick & Struggles International, Inc.	53,600	989,456

On Assignment, Inc.(NON)	39,400	1,484,198

TrueBlue, Inc.(NON)	33,200	657,692

		3,131,346
Real estate investment trusts (REITs) (9.0%)

American Assets Trust, Inc.	60,801	2,432,648

Apartment Investment & Management Co. Class A	46,700	1,991,755

CBL & Associates Properties, Inc.	135,700	1,305,434

Cherry Hill Mortgage Investment Corp.	63,038	981,502

Colony Capital, Inc. Class A	85,900	1,573,688

Education Realty Trust, Inc.	45,664	1,953,963

EPR Properties	37,700	2,687,256

Equity Commonwealth(NON)	80,100	2,314,089

Healthcare Trust of America, Inc. Class A	60,150	1,815,327

iStar, Inc.(NON)	207,900	2,126,817

LTC Properties, Inc.	35,400	1,650,348

NorthStar Realty Finance Corp.	163,700	2,209,950

Paramount Group, Inc.	124,300	2,036,034

Rayonier, Inc.	112,300	2,911,939

Summit Hotel Properties, Inc.	233,014	2,726,264

Tanger Factory outlet Centers, Inc.(S)	55,900	1,968,798

		32,685,812
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	58,020	2,343,428

		2,343,428
Road and rail (0.6%)

Saia, Inc.(NON)	85,700	2,234,199

		2,234,199
Semiconductors and semiconductor equipment (3.3%)

Acacia Communications, Inc.(NON)(S)	41,190	1,617,943

Advanced Energy Industries, Inc.(NON)	62,800	2,397,076

FormFactor, Inc.(NON)	353,000	2,531,010

Tessera Technologies, Inc.	85,200	2,749,404

Tower Semiconductor, Ltd. (Israel)(NON)(S)	199,700	2,667,992

		11,963,425
Software (1.0%)

Mentor Graphics Corp.	120,000	2,572,800

Xura, Inc.(NON)	41,955	1,041,323

		3,614,123
Specialty retail (0.2%)

Abercrombie & Fitch Co. Class A	40,200	799,578

		799,578
Technology hardware, storage, and peripherals (1.0%)

BancTec, Inc. 144A CVR(F)	160,833	—

Logitech International SA (Switzerland)(S)	110,710	1,696,077

Super Micro Computer, Inc.(NON)	69,400	1,821,056

		3,517,133
Thrifts and mortgage finance (5.6%)

BofI Holding, Inc.(NON)(S)	82,900	1,556,033

Flagstar Bancorp, Inc.(NON)	111,900	2,712,456

HomeStreet, Inc.(NON)	105,100	2,160,856

Meta Financial Group, Inc.	53,400	2,661,990

NMI Holdings, Inc. Class A(NON)	287,900	1,796,496

Provident Financial Services, Inc.	118,700	2,423,854

Walker & Dunlop, Inc.(NON)	97,349	2,339,296

Washington Federal, Inc.	102,600	2,563,974

WSFS Financial Corp.	59,100	2,096,277

		20,311,232
Trading companies and distributors (0.7%)

BMC Stock Holdings, Inc.(NON)	122,300	2,399,525

		2,399,525

Total common stocks (cost $279,980,520)		$312,711,538

INVESTMENT COMPANIES (2.8%)(a)
	Shares	Value

Hercules Capital, Inc.	163,336	$2,004,133

Solar Capital, Ltd.	131,143	2,414,343

TCP Capital Corp.	140,219	2,050,002

TICC Capital Corp.	354,300	1,987,623

TriplePoint Venture Growth BDC Corp.	174,126	1,877,078

Total investment companies (cost $11,664,436)		$10,333,179

SHORT-TERM INVESTMENTS (15.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.61%(d)	16,241,700	$16,241,700

Putnam Short Term Investment Fund 0.41%(AFF)	40,204,875	40,204,875

Total short-term investments (cost $56,446,575)		$56,446,575

TOTAL INVESTMENTS

Total investments (cost $348,091,531)(b)		$379,491,292

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2016 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $365,142,326.
(b)	The aggregate identified cost on a tax basis is $348,475,461, resulting in gross unrealized appreciation and depreciation of $52,886,515 and $21,870,684, respectively, or net unrealized appreciation of $31,015,831.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$39,503,378	$30,322,281	$29,620,784	$37,755	$40,204,875
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $16,241,700, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,096,746.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$24,574,079	$—	$—
Consumer staples	6,470,454	—	—
Energy	20,060,562	—	—
Financials	137,192,584	—	—
Health care	8,037,391	—	—
Industrials	40,732,530	—	—
Information technology	40,028,842	—	—**
Materials	14,426,363	—	—
Utilities	21,188,733	—	—
Total common stocks	312,711,538	—	—
Investment companies	10,333,179	—	—
Short-term investments	40,204,875	16,241,700	—

Totals by level	$363,249,592	$16,241,700	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016